Financial assets and liabilities held for trading (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Financial Assets Held For Trading [Abstract]
Brazilian government securities		R$ 202,249,272
Bank debt securities		8,348,269
Corporate debt and marketable equity securities		12,339,790
Mutual funds		4,377,508
Brazilian sovereign bonds		307
Foreign governments securities		528,010
Derivative financial instruments	R$ 14,770,594	13,866,885
Total	R$ 0	R$ 241,710,041